FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on change in warrant and derivative liabilities for the three months ended March 31, 2016	$ (268,425)	$ 0	$ 3,113,580	$ 0
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	283,857		285,157	0
Loss on change in warrant and derivative liabilities for the three months ended March 31, 2016	(10,638)		568,506
Total (gains) losses
Transfers out due to conversion of Series C Preferred Stock	(11,938)		(639,467)
Mark to market to March 31, 2016	10,638		568,506
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	1,878,986		1,621,199	$ 0
Loss on change in warrant and derivative liabilities for the three months ended March 31, 2016	(257,787)		2,545,074
Total (gains) losses
Transfers out due to conversion of Series C Preferred Stock			(265,955)
Mark to market to March 31, 2016	$ 257,787		$ 2,545,074